PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION	PLAN DESCRIPTION
The following description of the First Busey Corporation Profit Sharing Plan and Trust ("the Plan") provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.
General
The Plan is a defined contribution plan covering substantially all employees of First Busey Corporation and its subsidiaries ("the Employers" or “the Company”). Employees are eligible at age 21 to make salary deferrals and receive matching contributions. Employees are eligible for the discretionary employer profit sharing contribution at age 21 and after completion of one year of service and working 1,000 hours. It is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA").
On March 1, 2025, the Company completed its acquisition of CrossFirst Bankshares, Inc. ("CrossFirst Bank"). CrossFirst Bank elected to terminate the CrossFirst Bankshares, Inc. 401(k) Plan as of the closing date, subject to the provisions of ERISA and implement a plan liquidation. Participants had the option to roll their account balances, including any notes receivable from participants, into their First Busey Corporation Profit sharing Plan and Trust, receive a payment of their benefits or elect to rollover their balance to another qualified plan or individual retirement account.
The Plan’s assets are administered under an agreement with Busey Bank, the trustee of the Plan. Charles Schwab (the “Custodian”) serves as the custodian of the Plan’s assets.
Contributions
Each year, participants may contribute a percentage and or a flat dollar amount of their pretax and after tax annual compensation, as defined in the Plan, subject to limitations of the Internal Revenue Code. Participants may also contribute amounts representing distributions from other qualified plans. Eligible participants may also make catch-up contributions to the Plan.
The Employers make safe harbor matching contributions to the Plan equal to a percentage of the first 5% (100% on the first 3% and 50% on the next 2%) of total eligible compensation that a participant contributes to the Plan. The Employers may also make a discretionary profit sharing contribution as determined and approved by the Board of Directors each year. For the year ended December 31, 2025, the Employer made a profit sharing contribution of approximately 3% of eligible compensation. Contributions are subject to certain limitations.
Investment Options
Participants may direct the investment of their account balances into the various investment options offered by the Plan, which include a First Busey Corporation Stock Fund.
The Investment Committee determines the appropriateness of the Plan’s investment offerings by monitoring investment performance and making recommendations to the Employee Benefit and Compensation Committee.
Participant Accounts
Each participant's account is credited with the participant's contributions and an allocation of the Employers' contributions and the Plan's earnings and is charged with an allocation of administrative expenses. Allocations are based on participant earnings, participant contributions, or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Any discretionary profit sharing contributions will be allocated to the Plan in the following year.
Vesting
Participants are immediately vested in their voluntary contributions, the Employers' safe harbor matching contributions, rollover contributions and the respective plan earnings on those contributions.
Vesting in the Employers' profit sharing contributions portion of their accounts is based on years of service. A participant is 100% vested after five years of credited service. A participant is 100% vested upon reaching normal retirement age, death, or disability regardless of years of service.
Notes Receivable from Participants
The Plan provides loans to participants from their vested account balance up to $50,000, subject to a limitation of 50% of their vested account balance. Interest is charged on the loans and is fixed at the time of issuance at a rate of prime (6.75% as of December 31, 2025). Interest payments are immediately reinvested in the individual participant’s funds. The loans are collateralized by the vested account balance of the participant receiving the loan. Participants may have no more than one loan outstanding at any time. Loans are repayable in periods up to five years, or ten years if entire loan proceeds are used to acquire a principal residence. Should a participant default on a Plan loan, as defined by the Plan loan policy, the loan would then be considered a distribution.
Payment of Benefits
During employment, distributions are allowed upon age 59.5 or due to financial hardship. Upon termination of service, a participant is entitled to receive an amount representing the vested interest in their account. Participants whose vested account balance, excluding rollover, is under $7,000 are paid their entire balance, through a single lump sum amount or a rollover into an IRA. Participants whose vested account balance, excluding rollover, is over $7,000 may elect to receive their payment, including rollover, either as a lump-sum amount, partial withdrawal or if eligible, a required minimum distribution.
Forfeitures
The unvested portion of terminated participants’ accounts plus earnings thereon are forfeited. Forfeitures are used to reduce non-elective employer contributions or to pay Plan expenses. During the year ended December 31, 2025, forfeitures of $50,964 were used to pay Plan expenses. Forfeitures for unvested account balances as of December 31, 2025 and 2024, were $16,072 and $10,138 respectively.